Organization and Business Description (Tables)	12 Months Ended
Jun. 30, 2025
Organization and Business Description [Abstract]
Schedule of Financial Statements of Texxon and its Subsidiaries	Details of the Company’s subsidiaries after reorganization are set out below:
Subsidiaries	Date of incorporation	Place of incorporation	Percentage of control	Percentage of economic interest
Texxon Hong Kong Limited (“Texxon HK”)	January 28, 2022	Hong Kong	100%	100%
HuanSu Technology (Henan) Co., Ltd., (“WFOE”)	March 8, 2024	PRC	100%	100%
Zhejiang Net Plastic Technology Co., Ltd. (“Net Plastic Technology”)	September 27, 2011	PRC	92.7%	92.7%
Qingdao Zhongguang Yiyun Supply Chain Management Co., Ltd. (“Qingdao Zhongguang”)	June 28, 2020	PRC	100%	92.7%
Net Plastic Technology (Henan) Co., Ltd. (“Net Plastic Henan”)	April 15, 2022	PRC	75%	69.5%
Anhui Zhongke Net Plastic Technology Co., Ltd. (“Net Plastic AH”)	December 25, 2020	PRC	100%	92.7%
Net Plastic (Ningbo) Supply Chain Management Co., Ltd. (“Net Plastic NB”)	October 22, 2018	PRC	100%	92.7%
Shanghai Net Plastic Supply Chain Management Co, Ltd. (formerly known as Jiangsu Net Plastic Supply Chain Management Co., Ltd. (“Net Plastic SH”)	January 14, 2022	PRC	100%	92.7%
Henan Net Plastic Supply Chain Management Co., Ltd. (“Net Plastic Supply Chain”)	July 18, 2022	PRC	100%	69.5%
Henan Net Plastic New Material Technology Co., Ltd. (“Net Plastic New Material”)	August 3, 2022	PRC	56%	38.9%
Henan Net Plastic Chemical Distribution Co., Ltd. (“Net Plastic Distribution”)	April 26, 2022	PRC	51%	35.5%
Beijing Yongsu Technology Co., Ltd. (“Beijing Yongsu”)	November 10, 2023	PRC	100%	92.7%